Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Cost of Goods Sold (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Cost of Goods Sold

Cost of goods sold

Cost of goods sold consists primarily of selling of raw materials and finished goods purchased from vendors as well as warehousing and distribution costs such as inbound freight charges, shipping and handling costs, purchasing and receiving costs. Costs of raw material and finished goods include purchase and related costs for our labor and direct and indirect overhead costs, and the processing, bottling and shipping costs charged by 3rd party manufacturers.